MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited)

COMMON STOCKS - 83.1%	Shares	Value
Accommodation and Food Services - 4.5%
Restaurants and Other Eating Places - 4.5%
Domino's Pizza, Inc.	43,847	$ 17,044,644

Administrative and Support and Waste Management and Remediation Services - 3.0%
Credit Bureaus - 3.0%
Moody's Corporation	38,844	11,586,000

Construction - 2.9%
Residential Building Construction - 2.9%
NVR, Inc. (a)	2,406	11,161,458

Educational Services - 4.0%
Colleges, Universities, and Professional Schools - 4.0%
Strategic Education, Inc.	186,271	15,236,968

Finance and Insurance - 26.0%
Direct Insurance (except Life, Health, and Medical) Carriers - 12.3%
Arch Capital Group Ltd. (a)	549,567	32,924,559
Progressive Corporation (The)	108,314	14,313,695
		47,238,254
Financial Transactions Processing, Reserve, and Clearinghouse Activities - 8.6%
Mastercard, Inc. - Class A	47,835	17,048,394
Visa, Inc. - Class A	72,516	15,735,972
		32,784,366
Investment Banking and Securities Intermediation - 5.1%
Goldman Sachs Group, Inc. (The)	50,304	19,424,890

Manufacturing - 5.5%
Engine, Turbine, and Power Transmission Equipment - 5.5%
Cummins, Inc.	83,746	21,033,645

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.1% (Continued)	Shares	Value
Retail Trade - 28.9%
Automotive Parts and Accessories Retailers - 15.6%
AutoZone, Inc. (a)	14,101	$ 36,366,479
O'Reilly Automotive, Inc. (a)	26,693	23,077,166
		59,443,645
Clothing and Clothing Accessories Retailers - 13.3%
Ross Stores, Inc.	259,809	30,571,725
TJX Companies, Inc. (The)	254,237	20,351,672
		50,923,397
Transportation and Warehousing - 5.9%
Freight Transportation Arrangement - 4.2%
Expeditors International of Washington, Inc.	137,222	15,925,985

Rail Transportation - 1.7%
Union Pacific Corporation	30,042	6,532,032

Wholesale Trade - 2.4%
Industrial Supplies Merchant Wholesalers - 2.4%
Fastenal Company	176,852	9,109,647

Total Common Stocks (Cost $221,523,837)		$ 317,444,931

MONEY MARKET FUNDS - 16.6%	Shares	Value
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares, 3.72% (b)	23,670,787	$ 23,670,787
Vanguard Treasury Money Market Fund - Investor Shares, 3.63% (b)	39,828,930	39,828,930
Total Money Market Funds (Cost $63,499,717)		$ 63,499,717

Investments at Value - 99.7% (Cost $285,023,554)		$ 380,944,648

Other Assets in Excess of Liabilities - 0.3%		1,165,407

Net Assets - 100.0%		$ 382,110,055

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2022.